Contingent Liabilities, Commitments and Concessions (Claims) (Narrative) (Details) $ in Millions	Jul. 20, 2017 MW	Feb. 02, 2017 USD ($)	Dec. 31, 2016 ₪ / MWh	Nov. 30, 2016 ₪ / MWh	Jul. 31, 2013 MW
Disclosure of contingent liabilities in business combination [line items]
Tariffs published by EA	333.2
OPC-Rotem [Member]
Disclosure of contingent liabilities in business combination [line items]
Tariffs published by EA | ₪ / MWh			264	265.2
OPC-Rotem [Member] | Legal proceedings liability [Member]
Disclosure of contingent liabilities in business combination [line items]
Contingent liability | $		$ 24.6
Top of range [Member]
Disclosure of contingent liabilities in business combination [line items]
Tariffs published by EA					386
Bottom of range [member]
Disclosure of contingent liabilities in business combination [line items]
Tariffs published by EA					333.2